Earnings Per Share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Computation of Earnings Per Share [Line Items]
Convertible stock options and nonvested awards excluded from diluted EPS calculation	0.6	1.1	2.9